GOING CONCERN (Details Narrative) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ 109,120,419	$ 85,989,433	$ 47,823,563
Working capital	19,763,141	966,464
Cash	$ 205,226	$ 510,865	$ 4,072,339